Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of Non-Controlling Interest

At December 31, 2018, the Company’s non–controlling interest was as follows:

January 1, 2017	$(22)
Non-controlling share of net loss	-
January 1, 2018	$(22)
Reclassification of non-controlling interest to accumulated deficit	22
December 31, 2018	$-